Derivative Liability (Details)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2024 $ / shares shares	Mar. 07, 2024 $ / shares shares	Oct. 09, 2023 $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Jun. 30, 2025	Jun. 30, 2026 USD ($) Years $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Years $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Years $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Feb. 26, 2026 shares	Feb. 24, 2026 $ / shares shares	Feb. 19, 2026 $ / shares shares	Feb. 11, 2026 $ / shares shares	Jun. 05, 2025 shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 31, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 150		$ 540									$ 195
Fair value of warrants issued (in Shares)	4,000		146									3,600
Fair value of warrant (in Dollars) | $							$ (1,652)	$ (561,176)	$ 1,275,237	$ (446,816)	$ (538,213)	$ (374,365)
Warrant exercisable	Jun. 05, 2029					Jun. 05, 2029
Derivative liability (in Dollars) | $												$ 112,666
Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)											267
Warrants exercise price (in Dollars per share) | $ / shares											$ 195
Fair value of warrants issued (in Shares)												450
Fair value of warrant (in Dollars) | $											$ 1,854	$ 3,714
FirstFire [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)				150
Fair value of warrants issued (in Shares)												11
Fair value of warrant (in Dollars) | $												$ 94
Warrant exercisable				Jul. 06, 2028
Cashless warrant exercised (in Shares)																						175
Third Party [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 195
Fair value of warrants issued (in Shares)														15,226	20,417
Fair value of warrant (in Dollars) | $							$ 1,652	$ (561,176)	$ 3
Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares			$ 750
Fair value of warrants issued (in Shares)	267		642									203
Fair value of warrant (in Dollars) | $				$ 150	$ 450							$ 2,880
Warrant [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											28
Fair value of warrant (in Dollars) | $											$ 30
Warrant [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											35
Fair value of warrant (in Dollars) | $											$ 82
Warrant [Member] | Black-Scholes Option-Pricing Model [Member] | July 6, 2023 [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											11
Fair value of warrant (in Dollars) | $											$ 4
Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	267	473	378		450
Warrants exercise price (in Dollars per share) | $ / shares	$ 195	$ 600	$ 750		$ 1,350
Fair value of warrants issued (in Shares)	3,600	473	378		450							473						3,333		417	175
Fair value of warrant (in Dollars) | $												$ 8,191
Cashless warrant exercised (in Shares)																			438
Warrant [Member] | Mast Hill [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											33
Fair value of warrant (in Dollars) | $											$ 11
Warrant [Member] | FirstFire [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares				$ 1,350
Fair value of warrants issued (in Shares)				150
Cashless warrant exercised (in Shares)																						139
Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	7,600
Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	4,000	35	28	11	33
Warrants exercise price (in Dollars per share) | $ / shares	$ 150	$ 600	$ 750	$ 1,350	$ 1,350		$ 4.2		$ 4.2					$ 6.4	$ 7.6	$ 20
Fair value of warrants issued (in Shares)	4,000	35	28	11	33		33		33				51,036	70,286	77,927	30,000
Fair value of warrant (in Dollars) | $									$ 27,501
Warrant exercisable	Jun. 05, 2029	Mar. 07, 2029	Oct. 09, 2028	Jul. 06, 2028
Warrant [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							11		11
Fair value of warrant (in Dollars) | $									$ 1
Second Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 150
Fair value of warrants issued (in Shares)	4,000																621,353
Second Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)											4,000
Warrants exercise price (in Dollars per share) | $ / shares											$ 150
Fair value of warrant (in Dollars) | $											$ 32,175
Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							28		28
Fair value of warrant (in Dollars) | $									$ 8
Third Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							35		35
Fair value of warrant (in Dollars) | $									$ 14
Fourth Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							267		267
Fair value of warrant (in Dollars) | $									$ 263
Fifth Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							6,144		6,144
Fifth Warrant One [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							6,144		6,144
Stock Price [Member]
Derivative Liability [Line Items]
Warrant measurement input												65.2
Stock Price [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											24	65.2
Stock Price [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												65.2
Stock Price [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Stock Price [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Stock Price [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Stock Price [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												65.2
Stock Price [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input												88.64
Volatility [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											101.69
Volatility [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											96.27
Volatility [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											98.7
Volatility [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											101.69
Volatility [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											98.29	95.85
Volatility [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												97
Volatility [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											99.55
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							135.24		135.24
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input							138.06		138.06
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							126.53		126.53
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input							122.18		122.18
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input							122.18		122.18
Volatility [Member] | Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												90.43
Volatility [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												93.9
Volatility [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							135.73		135.73
Risk-Free Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input												4.38
Risk-Free Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55	4.27
Risk-Free Rate [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												4.27
Risk-Free Rate [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.47
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.14		4.14
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.14		4.14
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.15		4.15
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.15		4.15
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.15		4.15
Risk-Free Rate [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												4.27
Risk-Free Rate [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.14		4.14
Dividend Yield [Member]
Derivative Liability [Line Items]
Warrant measurement input												0
Dividend Yield [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											0	0
Dividend Yield [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												0
Dividend Yield [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												0
Dividend Yield [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Expected Life [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												4.4
Expected Life [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											3.4
Expected Life [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											2.8
Expected Life [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											3.2
Expected Life [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											3.4
Expected Life [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											2.5	3.5
Expected Life [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												3.4
Expected Life [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											2.4
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.3		2.3
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							1.9		1.9
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.7		2.7
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.9		2.9
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.9		2.9
Expected Life [Member] | Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												4.2
Expected Life [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												3.8
Expected Life [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2		2